Financial risk management - Maturity Analysis Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	$ 153,459	$ 114,813
Borrowings	1,033,876	1,330,116
Leases Liabilities	352,361	197,526
Derivative financial instruments	1,283	13,141
Total	1,540,979	1,655,596
Less than 1 year
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	153,175	114,523
Borrowings	153,311	286,588
Leases Liabilities	53,384	36,714
Derivative financial instruments	1,283	13,141
Total	361,153	450,966
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	15	15
Borrowings	57,849	132,266
Leases Liabilities	53,172	20,608
Derivative financial instruments	0	0
Total	111,036	152,889
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	22	22
Borrowings	245,538	197,941
Leases Liabilities	122,625	74,565
Derivative financial instruments	0	0
Total	368,185	272,528
Over 5 Years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	247	253
Borrowings	577,178	713,321
Leases Liabilities	123,180	65,639
Derivative financial instruments	0	0
Total	$ 700,605	$ 779,213